SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Credit Risk and Significant Suppliers (Details)	6 Months Ended				12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)
Concentration risk
Total purchases	¥ 93,700,779	$ 13,197,665	¥ 63,599,621		¥ 117,066,090	$ 18,440,832	¥ 59,656,877
Total purchases | Vendors concentration risk | Top vendors
Concentration risk
Total purchases	¥ 38,589,743	$ 5,435,328	¥ 38,523,736	$ 5,426,032	¥ 75,442,385	$ 11,884,060	¥ 50,474,996	$ 7,681,128
Concentration risk (as a percent)	69.10%	69.10%	42.70%	42.70%	44.70%	44.70%	59.60%	59.60%
Total purchases | Vendors concentration risk | Vendor A
Concentration risk
Total purchases	¥ 21,661,500	$ 3,051,001	¥ 11,283,000	$ 1,589,200	¥ 35,172,250	$ 5,540,508	¥ 32,063,500	$ 4,879,324
Concentration risk (as a percent)	38.80%	38.80%	12.50%	12.50%	20.90%	20.90%	37.90%	37.90%
Total purchases | Vendors concentration risk | Vendor B
Concentration risk
Total purchases	¥ 10,053,600	$ 1,416,040			¥ 16,227,146	$ 2,556,181
Concentration risk (as a percent)	18.00%	18.00%			9.60%	9.60%
Total purchases | Vendors concentration risk | Vendor C
Concentration risk
Total purchases	¥ 3,005,828	$ 423,368			¥ 9,995,189	$ 1,574,492	¥ 4,568,088	$ 695,157
Concentration risk (as a percent)	5.40%	5.40%			5.90%	5.90%	5.40%	5.40%
Total purchases | Vendors concentration risk | Vendor D
Concentration risk
Total purchases	¥ 2,009,315	$ 283,010	¥ 6,689,566	$ 942,219	¥ 7,426,500	$ 1,169,859
Concentration risk (as a percent)	3.60%	3.60%	7.40%	7.40%	4.40%	4.40%
Total purchases | Vendors concentration risk | Vendor E
Concentration risk
Total purchases					¥ 6,621,300	$ 1,043,020
Concentration risk (as a percent)					3.90%	3.90%
Total purchases | Vendors concentration risk | Vendor F
Concentration risk
Total purchases			¥ 9,028,170	$ 1,271,609			¥ 5,781,888	$ 879,870
Concentration risk (as a percent)			10.00%	10.00%			6.80%	6.80%
Total purchases | Vendors concentration risk | Vendor G
Concentration risk
Total purchases			¥ 6,063,000	$ 853,968			¥ 4,862,320	$ 739,933
Concentration risk (as a percent)			6.70%	6.70%			5.70%	5.70%
Total purchases | Vendors concentration risk | Vendor H
Concentration risk
Total purchases			¥ 5,460,000	$ 769,036			¥ 3,199,200	$ 486,844
Concentration risk (as a percent)			6.10%	6.10%			3.80%	3.80%
Total purchases | Vendors concentration risk | Vendor I
Concentration risk
Total purchases	¥ 1,859,500	$ 261,909
Concentration risk (as a percent)	3.30%	3.30%
Accounts payable | Vendors concentration risk | Top vendors
Concentration risk
Concentration risk (as a percent)					4.60%	4.60%	8.30%	8.30%
Accounts payable | Vendors concentration risk | Vendor A
Concentration risk
Concentration risk (as a percent)							8.30%	8.30%
Accounts payable | Vendors concentration risk | Vendor E
Concentration risk
Concentration risk (as a percent)					4.60%	4.60%